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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
                                                ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GI GP III L.P.
Address: 2180 Sand Hill Road, Suite 210
         Menlo Park, CA 94025

Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Hoon Cho
Title:   Managing Director
Phone:   (650) 233-3600

Signature, Place, and Date of Signing:


/s/ Hoon Cho                        Menlo Park, CA            1/25/12
--------------------------------   -------------------   -----------------------
         [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:   $ 238,083 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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
                                     FORM 13F INFORMATION TABLE

      COLUMN 1      COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------- -------- --------- -------- --------------------- ---------- ------------- ---------------------
                                                                                                 VOTING AUTHORITY
                    TITLE OF             VALUE  SHRS /PRN        PUT/ INVESTMENT               ---------------------
   NAME OF ISSUER    CLASS     CUSIP   (x$1000)    AMT    SH/PRN CALL DISCRETION OTHER MANAGER   SOLE    SHARED NONE
------------------- -------- --------- -------- --------- ------ ---- ---------- ------------- --------- ------ ----
First Republic Bank   COM    336158100 $196,985 6,435,307   SH         DEFINED*                6,435,307   0     0
First Republic Bank   COM    336158100   $5,162   168,626   SH         DEFINED*                  168,626   0     0
First Republic Bank   COM    336158100  $35,936 1,174,001   SH         DEFINED*                1,174,001   0     0

* GI GP III L.P. (the "Reporting Manager") is an adviser to all of the owners of the securities in the indicated rows, and may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. Except as otherwise indicated in reports filed under such provisions, the filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.